Condensed Financial Information of Parent Company (Tables) - Alignment Healthcare, Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheets
BALANCE SHEETS
AS OF DECEMBER 31, 2020 and 2019
(In thousands, except for unit data)

	2020	2019
ASSETS
INVESTMENT IN SUBSIDIARY	$30,611	$—

TOTAL ASSETS	30,611	—

LIABILITIES AND MEMBER’S EQUITY (DEFICIT)
INVESTMENT IN SUBSIDIARY	—	78,711

Total liabilities	—	78,711

COMMITMENTS AND CONTINGENCIES (Note 3)
MEMBER’S EQUITY (DEFICIT)
No par units—631,247 and 566,200 authorized, issued and outstanding as of December 31, 2020 and 2019, respectively
Accumulated equity (deficit)	30,611	(78,711)

Total member’s equity (deficit)	30,611	(78,711)

TOTAL LIABILITIES AND MEMBER’S EQUITY (DEFICIT)	$30,611	$—

Statements of Operations
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2020 and 2019
(In thousands)

	2020	2019
REVENUES:	$—	$—

Total revenues	—	—
EXPENSES:
Office and general administrative	2	2

Total expenses	2	2

LOSS BEFORE INCOME TAXES	(2)	(2)
PROVISION FOR INCOME TAXES	—	—

NET LOSS OF PARENT COMPANY	(2)	(2)
SUBSIDIARY’S NET LOSS	(22,924)	(44,730)

MEMBER’S NET LOSS	$(22,926)	$(44,732)

Statements of Cash Flows
STATEMENTS OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2020 and 2019
(In thousands)

	2020	2019
OPERATING ACTIVITIES:
Member’s net loss	$(22,926)	$(44,732)

Adjustments to reconcile subsidiary’s net loss to net cash provided by operating activities:
Equity in loss of subsidiary	22,924	44,730

Net cash used in operating activities	(2)	(2)

INVESTING ACTIVITIES:
Investment in subsidiary	(135,000)	(500)
Return of capital from subsidiary	4,878	1,983
Other investments	—	(1,481)

Net cash (used in) provided by investing activities	(130,122)	2

FINANCING ACTIVITIES:
Capital contribution from Alignment Healthcare Partners, LP	135,000	—
Return of capital to Alignment Healthcare Partners, LP	(4,876)	—

Net cash provided by financing activities	130,124	—

NET INCREASE IN CASH	—	—
CASH AT BEGINNING OF PERIOD	—	—

CASH AT END OF PERIOD	$—	$—